Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of Related Party Transactions
There were no further transactions with related parties for the relevant financial years except for the following transactions with the five members of On’s executive team:

(CHF in millions)	2024	2023	2022

Short-term employee benefits	3.4	4.2	2.1
Post-employment benefits	1.1	0.3	1.8
Share-based compensation	13.8	13.8	15.1
On Executive Team	18.2	18.3	19.0